Commitments and Contingent liabilities - Schedule of Lease and Contract Obligations (Detail) (USD $)	Dec. 31, 2012
Gross Lease Obligations [Member]
Sale Leaseback Transaction [Line Items]
Year ending December 31, 2013	$ 22,565,000
Year ending December 31, 2014	21,563,000
Year ending December 31, 2015	20,759,000
Year ending December 31, 2016	20,352,000
Year ending December 31, 2017	20,178,000
Thereafter through August 31, 2023	79,040,000
Total Amount Of Lease & Contract Obligations	184,457,000
Sublease Income [Member]
Sale Leaseback Transaction [Line Items]
Year ending December 31, 2013	2,037,000
Year ending December 31, 2014	1,485,000
Year ending December 31, 2015	1,300,000
Year ending December 31, 2016	1,333,000
Year ending December 31, 2017	1,412,000
Thereafter through August 31, 2023	194,000
Total Amount Of Lease & Contract Obligations	7,761,000
Net Lease Obligations [Member]
Sale Leaseback Transaction [Line Items]
Year ending December 31, 2013	20,528,000
Year ending December 31, 2014	20,078,000
Year ending December 31, 2015	19,459,000
Year ending December 31, 2016	19,019,000
Year ending December 31, 2017	18,766,000
Thereafter through August 31, 2023	78,846,000
Total Amount Of Lease & Contract Obligations	176,696,000
Other Obligations [Member]
Sale Leaseback Transaction [Line Items]
Year ending December 31, 2013	12,526,000
Total Amount Of Lease & Contract Obligations	$ 12,526,000